Equity	12 Months Ended
Dec. 31, 2020
Disclosure Of Shareholders Equity [Abstract]
Equity

27.  EQUITY

27.1Equity attributable to the shareholders of Enel Américas

27.1.1Subscribed and paid capital and number of shares

The issued capital of the Company for the year ended December 31, 2020 is ThUS$9,763,078 divided into 76,086,311,036 authorized, subscribed and paid shares. The issued capital as of December 31, 2019 was ThUS$9,783,875 divided into 76,086,311,036 authorized, subscribed and paid shares. All of the shares issued by the Company are subscribed and paid, and they are listed for trade on the Bolsa de Comercio de Santiago de Chile, the Bolsa Electrónica de Chile, and the New York Stock Exchange (NYSE).

As of December 31, 2020, and 2019, the Group did not engage in any transaction of any kind with potential dilutive effects leading to diluted earnings per share that could differ from basic earnings per share.

At an Extraordinary Shareholders’ Meeting of Company held on April 30, 2019, shareholders approved a capital increase for an amount of US$3,000,000 by issuing 18,729,788,686 ordinary shares, no-par value, of the same series. The purpose of this capital increase was to enable the Company’s subsidiary Enel Brasil to repay a loan provided by Enel Finance International N.V., which replaced bank debt incurred by Enel Brasil for the acquisition of the Brazilian company Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. (currently Enel Distribución Sao Paulo), and to restructure the liabilities of the Enel Distribución Sao Paulo’s pension funds.

All new ordinary shares were offered preferably to shareholders on a pro rata basis based on the shares they own as of record in the Enel Américas shareholders registry, over two subscription periods. On June 26, 2019, the Company’s Board of Directors agreed that the subscription price of the 18,729,788,686 new shares, both in the first and second preemptive right subscription periods, would be US$ 0.162108214203236 per share.

During the first preemptive rights offering period held between June 27 and July 26, 2019, a total of 18,224,843,129 shares were subscribed and paid, representing 97.3% of the total of the new shares authorized for issuance under the capital increase mentioned above, for a total amount of ThUS$ 2,954,397.

During the subsequent rights offering period held between August 6 and August 29, 2019, a total of 408,826,391 shares were subscribed and paid, representing 80.96% of the total shares not subscribed in the first preemptive rights offer period and offered in the subsequent period, for a total amount of ThUS$ 66,274.

On September 12, 2019, the Company’s Board of Directors agreed not to place the remaining 96,119,166 shares and charged them to the capital increase which approximately amounted to 0.51% of the total shares which were pending subscription and payment after the end of the subsequent rights offering period. Therefore, and in accordance with the agreement of the Board, once the one-year period beginning April 30, 2019 has elapsed, the Company’s capital will be fully reduced to the amount actually paid at the expiration of the offerings indicated above.

As a result, during the capital increase process, a total of 18,633,669,520 shares were subscribed and paid for a total amount of ThUS$ 3,020,671.

At the extraordinary shareholders’ meeting held on December 18, 2020, the Company approved the following:

(i)	The subtraction from the capital raised in the share issuance the placement expenses in the amount of ThUS$20,797 (see Note 27.5.c.8), related to the capital increase process performed in 2019; and
(ii)

The proposed merger by incorporation of EGP Américas SpA (“EGP Américas”) into Enel Américas (the “Merger”). By virtue of this Merger, Enel Américas would acquire all of EGP Américas’ assets and liabilities and succeed to all of EGP Américas’ rights and obligations, allowing the Company to control and consolidate the ownership of the business and the non-conventional renewable energy generation assets developed and held by Enel Green Power S.p.A. in Central and South America (except Chile).

In order to complete the Merger, the Board approved a capital increase for Enel Américas in the amount of US$6,036,419,845, through the issuance of 31,195,387,525 new ordinary, nominative shares, of a single series and no par value. These will be fully subscribed and paid for in exchange for the incorporation of the EGP Américas equity, as an absorbed company, once the Merger  becomes effective. For this purpose, 0.41 Enel Américas shares will be delivered for each share in EGP Américas held by EGP Américas’ sole shareholder, not considering fractions of shares.

The Merger is subject to compliance with certain conditions precedent agreed upon by the Board, which are detailed in the Merger Terms and Conditions which, at that date of these financial statements, are pending finalization (see Note 40).

27.1.2Dividends

The following table sets forth the dividends paid in the last four years:

Dividend No.	Type of Dividend	Agreement Date	Payment Date	Total ThUS$	Dolar per Share	Charged to
96	Interim	11-29-2017	01-26-2018	57,583	0.00100	2017
97	Final	04-26-2018	05-25-2018	296,939	0.00517	2017
98	Interim	11-26-2018	01-25-2019	76,900	0.00134	2018
99	Final	04-30-2019	05-17-2019	403,652	0.00703	2018
100	Interim	11-25-2019	01-24-2020	123,254	0.00162	2019
101	Final	04-30-2020	05-29-2020	683,789	0.00899	2019
102	Interim	11-26-2020	01-29-2021	72,992	0.00096	2020

27.2Foreign currency translation reserves

The following table sets forth foreign currency translation differences attributable to the shareholders of the Company for the years ended December 31, 2020, 2019 and 2018:

	Balance as of December 31,
Reserves for Accumulated Currency Translation Differences (*)	2020 ThUS$	2019 ThUS$	2018 ThUS$
Empresa Distribuidora Sur S.A.	(715,165)	(548,877)	(378,929)
Compañía Distribuidora y Comercializadora de Energía S.A.	87,339	111,815	115,658
Enel Distribución Perú S.A.A.	(7,279)	50,466	38,887
Dock Sud	(122,728)	(93,738)	(63,680)
Enel Brasil S.A.	(2,924,373)	(1,430,604)	(1,133,980)
Enel Generación Costanera S.A.	(124,781)	(88,477)	(42,260)
Emgesa S.A. E.S.P.	(74,309)	(38,296)	(33,476)
Enel Generación El Chocón S.A.	(377,364)	(318,303)	(239,155)
Enel Peru S.A	190,007	190,030	191,047
Enel Generacion Perú S.A	(168,547)	(94,082)	(110,613)
Enel Generación Piura S.A.	(4,854)	7,583	4,926
Other	(66,242)	(30,672)	(14,534)

TOTAL	(4,308,296)	(2,283,155)	(1,666,109)

(*) See Note 2.9

27.3Capital Management

The Company’s objective is to maintain an adequate level of capitalization in order to be able to secure its access to the financial markets, so as to fulfill its medium- and long-term goals while maximizing the return to its shareholders and maintaining a robust financial position.

27.4Restrictions on subsidiaries transferring funds to the parent (equity note)

The company has certain subsidiaries that must comply with certain financial ratios or covenants, which require a minimum level of equity or contain other characteristics that restrict the transfer of assets to the parent company. As of December 31, 2020, the company’s participation in the net restricted assets of its subsidiaries Enel Distribución Río, Enel Distribución Ceará, Enel Distribución Perú amount to ThUS$432,412,  ThUS$55,226, ThUS$325,800, respectively.

27.5Other reserves

Other reserves for the years ended December 31, 2020, 2019 and 2018, are as follows:

	Balance as of January 1, 2020	2020 changes	Balance as of December 31, 2020
	ThUS$	ThUS$	ThUS$

Foreign currency translation difference (a)	(2,283,155)	(2,025,141)	(4,308,296)
Cash flow hedges (b)	(1,334)	(8,049)	(9,383)
Financial assets at fair value through other comprehensive income	(687)	(5)	(692)
Other miscellaneous reserves (c)	(3,006,823)	252,277	(2,754,546)
TOTAL	(5,291,999)	(1,780,918)	(7,072,917)

	Balance as of January 1, 2019	2019 changes	Balance as of December 31, 2019
	ThUS$	ThUS$	ThUS$

Foreign currency translation difference (a)	(1,666,109)	(617,046)	(2,283,155)
Cash flow hedges (b)	(5,094)	3,760	(1,334)
Financial assets at fair value through other comprehensive income	(397)	(290)	(687)
Other miscellaneous reserves (c)	(3,209,283)	202,460	(3,006,823)
TOTAL	(4,880,883)	(411,116)	(5,291,999)

	Balance as of January 1, 2018	2018 changes	Balance as of December 31, 2018
	ThUS$	ThUS$	ThUS$

Foreign currency translation difference (a)	(453,995)	(1,212,114)	(1,666,109)
Cash flow hedges (b)	(3,472)	(1,622)	(5,094)
Financial assets at fair value through other comprehensive income	(175)	(222)	(397)
Other miscellaneous reserves (c)	(3,408,922)	199,639	(3,209,283)
TOTAL	(3,866,564)	(1,014,319)	(4,880,883)

a)	Reserves for foreign currency translation differences: These reserves arise primarily from exchange differences relating to:
-	Translation of the financial statements of our subsidiaries with functional currencies other than the US dollar (see Note 2.9); and
-	Translation of goodwill arising from the acquisition of companies with functional currencies other than the US dollar (see Note 3.c).
b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 3.g.5).
c)	Other miscellaneous reserves.
-	The main items and their effects are the following:

Other Miscellaneous Reserves	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$

Reserve for capital increase in 2013 (1)	(1,345,368)	(1,345,368)	(1,345,368)
Company restructuring reserve ("Division") (2)	716,712	716,712	716,712
Reserve for subsidiaries transactions (3)	(456,349)	(456,349)	(439,290)
Reserve for transition to IFRS (4)	(1,490,605)	(1,490,605)	(1,490,605)
Reserve for Merger of Enel Américas, Endesa Américas and Chilectra Américas (5)	(730,748)	(730,748)	(730,748)
Reserve for Tender Offer of Endesa Américas and withdrawal rights (6)	(57,101)	(57,101)	(57,101)
Argentine hyperinflation (7)	675,139	446,196	205,130
Reserve for Capital Increase year 2019 (8)	—	(20,797)	—
Other miscellaneous reserves (9)	(66,226)	(68,763)	(68,013)

Total	(2,754,546)	(3,006,823)	(3,209,283)

1)	Reserve originated from the capital increase that the Company made during the first quarter of 2013.
2)

Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of Enersis Américas and the separation of the Chilean business into a new entity, Enel Chile S.A.

3)

Reserve from transactions with our subsidiaries. It corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

4)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the SVS (Superintendencia de Valores y Seguros de Chile), included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004 to December 31, 2008.

5)

Reserve for Merger of Endesa Américas and Chilectra Américas with and into the Company, completed on December 1, 2016. This represents the recognition of the difference between the capital increase in the Company and the carrying amount of the non-controlling interests that became part of the equity attributable to the owners of Enel Américas after completion of the Merger. The difference between the fair market value of the consideration received or paid and the amount by which the non-controlling interests is adjusted is being recognized in equity attributable to the owners of Enel Américas.

6)

Reserve for Tender Offer of Endesa Américas and withdrawal rights. This represents the recognition of the difference between the carrying amount and the price paid for the non-controlling interests acquired in the Tender Offer on Endesa Américas, which resulted in a charge to other reserves for ThUS$56,578. It also, includes ThUS$523 related to the recognition of the difference between the carrying amount and the price paid for the shares of those shareholders who exercised their withdrawal rights.

7)	Corresponds to the effect that our subsidiaries in Argentina have recognized through the application of IAS 29 on equity accounts.
8)

Reserve for Capital Increase in 2019. As of December 31, 2019, the Company has recorded a charge of ThUS$20,797, which corresponds to expenses for the issuance and placement of shares, determined according to the accounting criteria described in Note 3.t). In December 2020, this reserve was reclassified and the Company’s capital was reduced (see Note 27.1.1).

9)	Other miscellaneous reserves from transactions made in prior years.

27.6Non-controlling Interests

The detail of non-controlling interests as of December 31, 2020, 2019 and 2018, is as follows:

	Non-controlling interests
		Equity		Profit (Loss)
Companies	12-31-2020%	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2020 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$
Enel Distribución Río S.A.	0.27%	1,883	2,510	28	192	128
Enel Distribución Ceará S.A.	25.95%	170,552	214,442	13,387	26,753	26,409
Enel Distribución Sao Paulo	0.00%	—	—	—	26,366	907
Compañía Distribuidora y Comercializadora de Energía S.A.	51.59%	513,182	494,477	117,923	129,624	106,363
Emgesa S.A. E.S.P.	51.52%	779,121	747,014	178,980	193,449	178,045
Enel Distribución Perú S.A.	16.85%	123,704	121,098	13,131	21,651	17,601
Enel Generacion Perú S.A.	16.40%	133,466	152,227	20,705	20,091	25,177
Chinango S.A.C.	33.12%	20,888	22,604	6,076	6,318	6,836
Empresa Distribuidora Sur S.A.	27.91%	198,054	223,785	(20,297)	50,352	25,609
Enel Generacion Costanera S.A.	24.38%	43,751	40,738	4,248	14,125	22,248
Enel Generacion El Chocón S.A.	34.31%	97,986	97,763	18,141	28,142	31,031
Inversora Dock Sud S.A.	42.86%	71,077	77,378	1,130	18,723	12,027
Central Dock Sud S.A.	29.76%	64,709	76,533	1,271	18,486	11,921
Enel Generacion Piura S.A.	3.50%	4,905	5,463	373	778	613
Enel Distribución Goias	0.04%	462	971	10	(19)	313
Luz de Angra Energia S.A.	49.00%	383	—	—	—	—
Other		3,681	2,896	949	647	449
TOTAL		2,227,804	2,279,899	356,055	555,678	465,677